Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net earnings	$ 16,353	$ 15,546	$ 16,123
Net cash provided by operating activities	20,558	22,780	22,616
Net cash provided by investing activities	(42,624)	(753)	(255,976)
Net cash used by financing activities	(1,043)	(11,248)	27,457
Cash and cash equivalents at beginning of period	82,375	71,596	277,499
Cash and cash equivalents at end of period	59,266	82,375	71,596
Parent Company
Net earnings	16,353	15,546	16,123
Equity in undistributed earnings of subsidiaries	(9,255)	(8,372)	(10,809)
Other assets	(138)	24	81
Other liabilities	(111)	127	32
Net cash provided by operating activities	6,849	7,325	5,427
Net cash provided by investing activities	0	0	0
Cash dividends paid on common stock	(5,047)	(5,108)	(4,935)
Stock repurchase	1,998	1,997	710
Excise tax on stock repurchase	(20)	(20)	0
Proceeds from exercise of restricted stock units	51	6	41
Net cash used by financing activities	(7,014)	(7,119)	(5,604)
Net change in cash	(165)	206	(177)
Cash and cash equivalents at beginning of period	590	384	561
Cash and cash equivalents at end of period	$ 425	$ 590	$ 384